Document and Entity Information	Dec. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2023
Entity File Number	001-35921
Entity Registrant Name	MIRATI THERAPEUTICS, INC.
Entity Central Index Key	0001576263
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2693615
Entity Address, Address Line One	3545 Cray Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	332-3410
Title of 12(b) Security	Common Stock
Trading Symbol	MRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false